RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2021
Related Party [Abstract]
Summary of Related Party Transactions

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Base fee amount at 0.125% of current capitalization	$31	$18	$61	$34
Fee on increased market capitalization (.3125%)	43	9	81	13
Total calculated fees	74	27	142	47
Less credits:
Equity enhancement adjustment	(17)	(4)	(33)	(6)
Creditable operating payments and other adjustments	(11)	(11)	(21)	(24)
Total fee, subject to minimum adjusted for inflation	46	12	88	17
Total fee, by component:
Base fee	31	12	61	17
Equity enhancement adjustment	15	—	27	—
Total fee	$46	$12	$88	$17
The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	(515)	(91)
Loans and notes receivable	177	50
Receivables and other assets	64	59
Deposit payable to Brookfield Asset Management(1)	(2,847)	(754)
Property-specific debt obligations	(101)	—
Loans and notes payable and other liabilities	(448)	(313)
Preferred shares held by Brookfield Asset Management	(15)	(15)
(1)As of June 30, 2021, a $2,847 million on-demand deposit was payable to Brookfield Asset Management, provided for in the deposit agreement between the partnership and Brookfield Asset Management. The deposit limit was increased to $3.0 billion in the second quarter of 2021.

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Transactions with related parties:
Commercial property revenue(1)	$9	$8	$17	$15
Management fee income	6	15	13	25
Interest expense on debt obligations	10	2	15	9
General and administrative expense(2)	64	35	129	73
Construction costs(3)	47	110	97	228
Incentive fees	22	1	22	7
(1)Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, and administrative services.
(3)Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.